Loans and borrowings	12 Months Ended
Dec. 31, 2023
Loans and borrowings
Loans and borrowings

19.Loans and borrowings

19.1	Composition of loans and borrowings

	Weighted average effective
	interest rate as of December 31		2023	2022
	2023	2022
Local currency
Bonds	12.4%	9.8%	5,172,256	4,965,653
Commercial and syndicated loan (1)	12.9%	11.5%	4,323,198	2,171,462
Lease liabilities (2)	8.9%	8.0%	922,536	844,734
			10,417,990	7,981,849
Foreign currency
Bonds (3)	6.4%	6.0%	72,774,985	82,432,647
Commercial and syndicated loans	7.2%	4.6%	21,478,503	23,537,675
Loans from related parties (Note 30)	6.0%	5.9%	683,949	815,056
Lease liabilities (2)	6.0%	6.0%	460,100	367,612
			95,397,537	107,152,990
			105,815,527	115,134,839
Current			15,550,008	22,198,583
Non–current			90,265,519	92,936,256
			105,815,527	115,134,839
(1)

The variation corresponds mainly to the acquisition of a commercial loan in pesos with Bancolombia S.A. at Ecopetrol S.A. with an interest rate of IBR 6M+4.9% and maturity June 2028 for $400 USD million. Likewise, in September 2023, a long-term syndicated loan was disbursed with international banks for $800 USD million.

(2)

Corresponds to the present value of the payments to be made during the term of the operating lease contracts for oil pipelines, tanks, real estate, and vehicles, recognized because of the implementation of IFRS 16 – Leases. See Note 15.

(3)

The reduction in the value of bonds in foreign currency is mainly due to the decrease in the exchange rate in $988.15 Colombian pesos per US dollar. The acquisitions made during the year mainly include international bond issues under the following conditions: i) January 2023 issue at 10 years for $2,000 USD million with a coupon rate of 8.88%, and ii) July 2023 issue at 5.5 years for $1,200 USD million with a coupon rate of 8.63% and reopening issue in January 2023 for $300 USD million.

During 2023, loans and borrowings for $34,035,090 were acquired mainly: At Ecopetrol S.A. for $27,264,517 and Interconexión Eléctrica S.A. E.S.P. for $6,143,079.

As a result of Ecopetrol Business Group strategy in integral debt management and financing of maturities, during 2023 capital payments of $21,659,669 were made; mainly in Ecopetrol S.A. for $16,926,267, which includes the repurchase of bonds and commercial credits, Interconnection Eléctrica S.A. E.S.P. for $3,937,765, and Ocensa S.A. for $454,009. Likewise, interest payments of $6,580,746 were made mainly in Ecopetrol S.A. for $4,242,746 and in Interconnection Eléctrica S.A. E.S.P. for $2,162,537.

19.2Fair value of loans

The fair value of loans and borrowings is $104,223,267 and $106,509,947 as of December 31, 2023, and 2022, respectively.

19.3Maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2023:

	Up to 1
	year (1)	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	580,737	1,330,184	1,411,988	1,849,347	5,172,256
Commercial and syndicated loan	772,216	1,929,871	1,262,816	358,295	4,323,198
Lease liabilities	245,673	452,320	223,372	1,171	922,536
	1,598,626	3,712,375	2,898,176	2,208,813	10,417,990
Foreign currency
Bonds	4,147,341	28,047,668	24,479,647	16,100,329	72,774,985
Commercial and syndicated loans	9,023,629	10,639,912	1,524,418	290,544	21,478,503
Loans from related parties	683,949	—	—	—	683,949
Lease liabilities	96,463	146,826	145,956	70,855	460,100
	13,951,382	38,834,406	26,150,021	16,461,728	95,397,537
	15,550,008	42,546,781	29,048,197	18,670,541	105,815,527

The following are the maturities of loans and borrowing as of December 31, 2022:

	Up to 1
	year (1)	1 – 5 years	5–10 years	> 10 years	Total
Local currency
Bonds	579,032	1,262,971	1,559,593	1,564,057	4,965,653
Commercial and syndicated loan	565,886	824,188	631,100	150,288	2,171,462
Lease liabilities	150,872	384,661	308,493	708	844,734
	1,295,790	2,471,820	2,499,186	1,715,053	7,981,849
Foreign currency
Bonds	12,235,174	25,336,179	23,223,393	21,637,901	82,432,647
Commercial loans	7,726,416	15,054,954	547,092	209,213	23,537,675
Loans from related parties	815,056	—	—	—	815,056
Lease liabilities	126,147	206,474	34,991	—	367,612
	20,902,793	40,597,607	23,805,476	21,847,114	107,152,990
	22,198,583	43,069,427	26,304,662	23,562,167	115,134,839

19.4Breakdown by type of interest rate and currency

The following is the breakdown of loans and borrowing by type of interest rate as of December 31, 2023 and 2022:

	2023	2022
Local currency
Fixed rate	2,030,378	1,844,086
Floating rate	8,387,612	6,137,763
	10,417,990	7,981,849
Foreign currency
Fixed rate	70,956,700	82,850,932
Floating rate	24,440,837	24,302,058
	95,397,537	107,152,990
	105,815,527	115,134,839

19.5Loans designated as hedging instrument

As of December 31, 2023, Ecopetrol Business Group designated USD$16,535 million (2022 – USD14,512 million) of foreign currency debt as a hedging instrument, of which USD$10,270 million (2022 - USD$8,940 million) is used to hedge the net investment in foreign operations with the US dollar as their functional currency, and USD$6,265 million (2022 - USD$5,572 million) is used to hedge the cash flows of future crude oil exports. See Notes 29.

19.6Guarantees and covenants

As of December 31, 2023, the estimated value of the current guarantees granted by ISA and its companies, within the framework of the definition in paragraph 14 of IFRS 7, used to support growth in its different business units and to ensure commercial, operational, and strategic viability amounts to $20,607,822 (2022 - $23,670,968), mainly in i) Chile for $14,899,609 (2022 - $17,676,320) in ISA Intervial, Ruta de la Araucaria, Ruta del Maipo, Ruta del Loa, Ruta de los Ríos and ISA Interchile, b) Brazil in ISA CTEEP for $3,029,213 (2022 - $3,315,648), and c) Colombia on the Ruta Costera for $2,679,000 (2022 - $2,679,000).

ISA and its companies have commitments (covenants) related to the delivery of periodic financial information and the fulfillment of the obligations originated in the credit contracts with the financial entities, the Ministry of Public Works of Chile, the bondholders, the rating agencies risks, auditors, and municipalities, among others.

Ecopetrol USA and its companies have commitments (covenants) related to the delivery of periodic financial information and compliance with the obligations arising from a volumetric prepayment agreement with a third party.

The syndicated loan entered by Cenit (before Oleoducto Bicentenario) requires that this subsidiary maintain an established relationship of leverage and solvency and cash flow / service to the debt.